FEDERAL HOME LOAN BANK ADVANCES (Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term	$ 17,500	$ 17,500
Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Apr. 23, 2014	Apr. 23, 2014
Maturity range, maximum	Jul. 27, 2017	Jul. 27, 2017
Weighted-average interest rate	4.72%	4.72%
Stated interest rate range, minimum	4.26%	4.26%
Stated interest rate range, maximum	5.41%	5.41%
Federal Home Loan Bank advances: long-term	$ 17,500	$ 17,500